Segmental and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 25,339,497	$ 11,985,055	$ 3,318,833
Net revenues from related parties		294,666	3,659,421
Total revenues	25,339,497	12,279,721	6,978,254
Products [Member]
Segment Reporting Information [Line Items]
Net revenues	4,000,940	8,855,284	25,010
Projects [Member]
Segment Reporting Information [Line Items]
Net revenues	13,343,223	3,129,771	3,293,823
Services [Member]
Segment Reporting Information [Line Items]
Net revenues	7,995,334
Products - related parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties		294,666	3,590,812
Projects - related parties [Member]
Segment Reporting Information [Line Items]
Net revenues from related parties			$ 68,609